MORGAN STANLEY DEAN WITTER EQUITY FUND
                                Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS November 30, 1999

DEAR SHAREHOLDER:

The six-month period ended November 30, 1999, was one of growth, albeit interrupted, in the large-capitalization, domestic equity market. The period began with a short-lived shift in market sentiment away from growth-oriented companies to value-oriented ones in the late spring. Then, as investors returned to their preference for growth over value, a fear of higher inflation and interest rates began influencing the market. This concern resulted in a sharp erosion of equity prices by late summer. By the end of September, the individual stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) had fallen an average of nearly 24 percent from their 52-week highs. However, fears of inflation and rate hikes moderated somewhat as inflation remained benign and evidence grew that the Federal Reserve Board would retain a balanced approach to interest rates.

The market became increasingly narrow during the period as growth stocks (mainly technology and telecommunications equipment) outperformed most other sectors by wide margins. For example, the S&P Barra Growth Index outperformed the broad-based S&P 500 Index by eight percentage points, the technology sector led the S&P Barra Growth Index by 19 percentage points and telecommunications equipment outstripped technology by more than 50 percent. During the downside months of August and September, the 50 largest stocks in the S&P 500 (by market capitalization) dropped proportionately less than did the overall index. Investors seem to have focused increasingly on technology, momentum and the largest stocks, apparently remaining indifferent to value and many small- to medium-sized companies.

PERFORMANCE

For the six-month period ended November 30, 1999, Morgan Stanley Dean Witter Equity Fund's Class A, B, C and D shares returned 3.40 percent, 2.91 percent,
3.07 percent and 3.48 percent, respectively. (The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all

MORGAN STANLEY DEAN WITTER EQUITY FUND
distributions and do not reflect the deduction of any applicable sales charges.) During the same period, the broad-based S&P 500 returned 7.36 percent, while the Lipper Growth Funds Index returned 11.12 percent.

According to Miller Anderson & Sherrerd, LLP (MAS), the Fund's sub-advisor, the Fund's underperformance relative to its benchmark indexes was attributable substantially to a small number of positions that performed poorly during the period under review. Many of these positions have since been reevaluated and either reduced or liquidated. While this underperformance resulted in a partial giveback of the substantial return margin generated by the Fund earlier in the year, performance has rebounded in the last two months. Year-to-date and for the trailing 12 months, the Fund has remained ahead of its benchmarks.

PORTFOLIO STRATEGY

On November 30, 1999, the portfolio was overweighted in consumer services (principally cable, radio and media stocks), technology (Internet backbone companies, enhanced-bandwidth equipment manufacturers, e-business software service providers), energy (emphasizing oilfield services) and heavy industry. MAS nevertheless believes that strong fundamentals persist. The portfolio is underweighted in utilities and financials, whose prospects have been affected by interest-rate concerns. Near-market weights are being maintained in the remaining sectors, including retailing and drugs. Positions have been increased or initiated in pharmaceuticals (previously underweighted) during the period under review, taking advantage of more attractive relative valuations. During August the portfolio's style tilt was adjusted from a slight value bias to a position neutral with the market. It has since moved to a slight growth emphasis, with favorable performance results so far.

Among the largest holdings as of November 30, 1999, were Microsoft, Cisco Systems, Qualcomm, General Electric and Citigroup.

LOOKING AHEAD

MAS believes that an investor sentiment toward technology and telecommunications is undeniable and shows few signs of abating in the near future. According to MAS, large-, mid- and small-capitalization stock returns alike have favored growth over value since early June, with no reversion to value-style investing in sight. The sharp reversal toward growth has bedeviled many active managers and has affected the Fund's sub-advisor to a lesser degree. Fortunately, the portfolio's approach incorporates a balanced, diversified investment strategy, which integrates reasonable valuation with attractive earnings dynamics.

MORGAN STANLEY DEAN WITTER EQUITY FUND

We appreciate your ongoing support of Morgan Stanley Dean Witter Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ C. FIUMEFREDDO                               /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER EQUITY FUND

FUND PERFORMANCE November 30, 1999


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                   CLASS A*
-----------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
Since Inception (7/29/98)   15.73(1)   11.16(2)
1 Year                      24.34(1)   17.81(2)

                   CLASS C++
-----------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
Since Inception (7/29/98)   15.09(1)    15.09(2)
1 Year                      23.79(1)    22.79(2)


                   CLASS B+
-----------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
Since Inception (7/29/98)   14.80(1)   11.94(2)
1 Year                      23.38(1)   18.38(2)

                   CLASS D#
-----------------------------------------------
PERIOD ENDED 11/30/99
--------------------------
Since Inception (7/29/98)   16.01(1)
1 Year                      24.74(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
+    The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
++   The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER EQUITY FUND

PORTFOLIO OF INVESTMENTS November 30, 1999 (unaudited)

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            COMMON AND PREFERRED
            STOCKS (96.4%)
            Accident & Health Insurance (0.1%)
  13,100    UNUMProvident Corp. .........  $    426,569
                                           ------------
            Aerospace (0.5%)
  32,100    Northrop Grumman Corp. ......     1,803,619
                                           ------------

            Alcoholic Beverages (1.0%)
  44,700    Anheuser-Busch Companies,
             Inc. .......................     3,344,119
                                           ------------

            Beverages -- Non-Alcoholic
            (0.8%)
  43,000    Coca Cola Co. ...............     2,894,437
                                           ------------

            Biotechnology (0.5%)
  39,600    Amgen Inc.*..................     1,801,800
                                           ------------

            Broadcasting (1.9%)
  36,600    Clear Channel Communications,
             Inc.*.......................     2,941,725
 103,700    Infinity Broadcasting Corp.
             (Series A)*.................     3,778,569
                                           ------------
                                              6,720,294
                                           ------------
            Building Materials (0.4%)
  94,000    Owens Corning................     1,480,500
                                           ------------

            Building Materials/DIY
             Chains (1.2%)
  45,000    Home Depot, Inc. (The).......     3,557,812
  16,200    Lowe's Companies, Inc. ......       806,962
                                           ------------
                                              4,364,774
                                           ------------
            Cable Television (2.9%)
 127,596    AT&T Corp. -- Liberty Media
             Group (Class A)*............     5,335,108
  90,900    Charter Communications, Inc.
             (Class A)...................     2,102,062
  35,800    MediaOne Group, Inc.*........     2,837,150
                                           ------------
                                             10,274,320
                                           ------------
            Cellular Telephone (1.6%)
  18,050    Sprint Corp. (PCS Group)*....     1,656,087
  86,250    Vodafone AirTouch PLC (ADR)
             (United Kingdom)............     4,069,922
                                           ------------
                                              5,726,009
                                           ------------
            Computer Communications (2.9%)
 116,100    Cisco Systems, Inc.*.........    10,347,412
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------

            Computer Software (6.2%)
  48,800    Computer Associates
             International, Inc. ........  $  3,172,000
 152,400    Microsoft Corp.*.............    13,868,400
  69,000    Oracle Corp.*................     4,674,750
                                           ------------
                                             21,715,150
                                           ------------
            Computer/Video Chains (1.0%)
  21,500    Best Buy Co., Inc.*..........     1,343,750
  27,700    Tandy Corp. .................     2,122,512
                                           ------------
                                              3,466,262
                                           ------------
            Construction/Agricultural
             Equipment/Trucks (0.1%)
  10,600    CNH Global N.V.
             (Netherlands)...............       145,087
                                           ------------

            Containers/Packaging (0.5%)
  27,300    Temple-Inland, Inc. .........     1,562,925
                                           ------------

            Contract Drilling (1.1%)
 109,100    Global Marine, Inc.*.........     1,670,594
  34,000    Nabors Industries, Inc.*.....       903,125
  47,300    Transocean Offshore, Inc. ...     1,333,269
                                           ------------
                                              3,906,988
                                           ------------
            Discount Chains (2.2%)
 133,800    Wal-Mart Stores, Inc. .......     7,710,225
                                           ------------

            Diversified Electronic
             Products (2.1%)
  28,000    Honeywell, Inc. .............     3,134,250
  18,000    JDS Uniphase Corp.*..........     4,116,375
                                           ------------
                                              7,250,625
                                           ------------
            Diversified Financial
             Services (2.1%)
   8,000    American Express Co. ........     1,210,500
 117,325    Citigroup, Inc. .............     6,320,884
                                           ------------
                                              7,531,384
                                           ------------
            Diversified Manufacturing
            (1.1%)
  32,100    AlliedSignal, Inc.*..........     1,919,981
  43,900    Tyco International Ltd.
             (Bermuda)...................     1,758,744
                                           ------------
                                              3,678,725
                                           ------------
            Drugstore Chains (0.9%)
  82,700    CVS Corp. ...................     3,282,156
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

PORTFOLIO OF INVESTMENTS November 30, 1999 (unaudited) continued


NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            E.D.P. Peripherals (0.8%)
  17,700    EMC Corp.*...................  $  1,479,056
  73,300    Quantum Corp. -- DLT & Storage
             Systems*....................     1,154,475
                                           ------------
                                              2,633,531
                                           ------------
            E.D.P. Services (0.6%)
  34,000    Electronic Data Systems
             Corp. ......................     2,186,625
                                           ------------

            Electric Utilities (0.4%)
  57,000    Energy East Corp. ...........     1,339,500
     600    PECO Energy Co. .............        19,762
                                           ------------
                                              1,359,262
                                           ------------
            Electronic Data Processing
            (2.8%)
  21,000    Hewlett-Packard Co. .........     1,992,375
  39,900    International Business
             Machines Corp. .............     4,112,194
  16,300    Sun Microsystems, Inc.*......     2,154,656
  56,000    Unisys Corp. ................     1,610,000
                                           ------------
                                              9,869,225
                                           ------------
            Finance Companies (1.8%)
  48,000    Capital One Financial
             Corp. ......................     2,235,000
  67,400    Freddie Mac..................     3,327,875
  18,200    Household International,
             Inc. .......................       720,037
                                           ------------
                                              6,282,912
                                           ------------
            Fluid Controls (0.3%)
  21,700    Parker-Hannifin Corp. .......     1,021,256
                                           ------------

            Food Chains (0.9%)
  63,000    Kroger Co.*..................     1,342,687
  46,100    Safeway Inc.*................     1,699,937
                                           ------------
                                              3,042,624
                                           ------------
            Forest Products (0.3%)
  18,800    Weyerhaeuser Co. ............     1,151,500
                                           ------------

            Industrial Machinery/
             Components (0.9%)
  62,200    Ingersoll-Rand Co. ..........     3,012,813
                                           ------------
            Insurance Brokers/Services
            (0.9%)
  39,000    Marsh & McLennan Companies,
             Inc. .......................     3,066,375
                                           ------------
            Integrated Oil Companies
            (2.6%)
  38,700    Chevron Corp. ...............     3,427,369
  69,000    Royal Dutch Petroleum Co.
             (ADR) (Netherlands).........     4,002,000
  30,800    Texaco, Inc. ................     1,876,875
                                           ------------
                                              9,306,244
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Internet Services (3.0%)
  77,100    America Online, Inc.*........  $  5,604,206
  63,796    At Home Corp. (Series A)*....     3,098,093
   8,100    Yahoo! Inc.*.................     1,724,288
                                           ------------
                                             10,426,587
                                           ------------
            Investment Bankers/Brokers/
             Services (1.6%)
  11,500    Goldman Sachs Group, Inc. ...       863,938
  23,000    Lehman Brothers Holdings,
             Inc. .......................     1,756,625
  25,600    Merrill Lynch & Co., Inc. ...     2,064,000
  26,000    Schwab (Charles) Corp. ......       986,375
                                           ------------
                                              5,670,938
                                           ------------
            Major Banks (3.1%)
  53,300    Bank of New York Co.,
             Inc. .......................     2,125,338
  37,200    Chase Manhattan Corp. (The)..     2,873,700
  35,081    Fleet Boston Financial
             Corp. ......................     1,326,500
  15,900    PNC Bank Corp. ..............       886,425
  11,800    State Street Corp. ..........       866,563
  58,000    Wells Fargo & Co. ...........     2,697,000
                                           ------------
                                             10,775,526
                                           ------------
            Major Chemicals (0.5%)
  30,300    Du Pont (E.I.) de Nemours &
             Co., Inc. ..................     1,800,956
                                           ------------

            Major Pharmaceuticals (10.0%)
  47,400    Abbott Laboratories..........     1,801,200
  67,700    American Home Products
             Corp. ......................     3,520,400
  63,300    Bristol-Myers Squibb Co. ....     4,624,856
  40,200    Johnson & Johnson............     4,170,750
  16,800    Lilly (Eli) & Co. ...........     1,205,400
  94,100    Merck & Co., Inc. ...........     7,386,850
  81,000    Pfizer, Inc. ................     2,931,188
  31,100    Pharmacia & Upjohn, Inc. ....     1,700,781
  43,400    Schering-Plough Corp. .......     2,218,825
  62,200    Warner-Lambert Co. ..........     5,578,563
                                           ------------
                                             35,138,813
                                           ------------
            Major U.S.
             Telecommunications (5.1%)
  81,202    MCI WorldCom, Inc.*..........     6,714,390
 118,072    SBC Communications, Inc. ....     6,132,365
  72,800    Sprint Corp. (FON Group).....     5,050,500
                                           ------------
                                             17,897,255
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

PORTFOLIO OF INVESTMENTS November 30, 1999 (unaudited) continued

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Media Conglomerates (2.1%)
  83,500    Fox Entertainment Group
             (Class A)*..................  $  1,920,500
  92,700    News Corporation Ltd. (The)
             (Pref.) (ADR) (Australia)...     2,867,906
  44,500    Time Warner Inc. ............     2,745,094
                                           ------------
                                              7,533,500
                                           ------------
            Medical Specialties (0.6%)
  32,700    Baxter International,
             Inc. .......................     2,209,294
                                           ------------

            Military/Gov't/Technical (2.0%)
  69,100    General Dynamics Corp. ......     3,562,969
  40,100    General Motors Corp. (Class
             H)..........................     3,433,563
                                           ------------
                                              6,996,532
                                           ------------
            Motor Vehicles (1.5%)
  71,300    Ford Motor Co. ..............     3,600,650
  24,600    General Motors Corp. ........     1,771,200
                                           ------------
                                              5,371,850
                                           ------------
            Multi-Line Insurance (1.4%)
  47,200    American International Group,
             Inc. .......................     4,873,400
                                           ------------

            Multi-Sector Companies (3.1%)
  85,100    General Electric Co. ........    11,063,000
     100    Textron, Inc. ...............         7,106
                                           ------------
                                             11,070,106
                                           ------------
            Oil Refining/Marketing (0.5%)
  27,400    Total Fina S.A. (ADR)
             (France)....................     1,811,825
                                           ------------

            Oil/Gas Transmission (0.8%)
  76,300    Coastal Corp. ...............     2,689,575
                                           ------------

            Oilfield Services/Equipment
            (2.2%)
  59,300    BJ Services Co.*.............     2,068,088
  96,900    Halliburton Co. .............     3,748,819
  53,200    Smith International, Inc.*...     2,121,350
                                           ------------
                                              7,938,257
                                           ------------
            Other Telecommunications
            (0.7%)
  72,700    Qwest Communications
             International, Inc.*........     2,480,888
                                           ------------

            Package Goods/Cosmetics (1.2%)
  17,200    Gillette Co. ................       691,225
  21,600    Kimberly-Clark Corp. ........     1,379,700
  19,400    Procter & Gamble Co. ........     2,095,200
                                           ------------
                                              4,166,125
                                           ------------

NUMBER OF
 SHARES                                       VALUE
-------------------------------------------------------
            Packaged Foods (0.6%)
  59,300    General Mills, Inc. .........  $  2,234,869
                                           ------------

            Paper (0.3%)
  23,300    International Paper Co. .....     1,215,969
                                           ------------

            Property -- Casualty Insurers
            (0.2%)
  23,800    Travelers Property Casualty
             Corp. (Class A).............       792,838
                                           ------------

            Railroads (0.5%)
  59,500    Burlington Northern Santa Fe
             Corp. ......................     1,725,500
                                           ------------

            Semiconductors (1.9%)
  71,800    Intel Corp. .................     5,501,675
  21,500    LSI Logic Corp.*.............     1,299,406
                                           ------------
                                              6,801,081
                                           ------------
            Specialty Chemicals (0.9%)
  54,100    Engelhard Corp. .............       909,556
 165,300    Grace (W.R.) & Co.*.........     2,252,213
                                           ------------
                                              3,161,769
                                           ------------
            Specialty Insurers (0.9%)
  19,100    Ambac Financial Group,
             Inc. .......................     1,040,950
  13,600    MBIA, Inc. ..................       680,000
  24,800    XL Capital Ltd. (Class A)....     1,264,800
                                           ------------
                                              2,985,750
                                           ------------
            Telecommunications (1.0%)
  64,159    AT&T Corp. ..................     3,584,884
                                           ------------

            Telecommunications Equipment
            (7.3%)
  56,800    General Instrument Corp.*....     3,720,400
  37,600    Lucent Technologies Inc. ....     2,747,150
  21,200    Motorola, Inc. ..............     2,422,100
  52,800    Nortel Networks Corp. .......     3,907,200
  26,100    QUALCOMM Inc.*...............     9,454,725
  51,700    Tellabs, Inc.*...............     3,350,806
                                           ------------
                                             25,602,381
                                           ------------
            TOTAL COMMON AND PREFERRED
            STOCKS
            (Identified Cost
            $283,901,978)................   339,322,215
                                           ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

PORTFOLIO OF INVESTMENTS November 30, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENTS (5.1%)
            U.S. GOVERNMENT AGENCY (a)
            (1.4%)
$  5,000    Federal Home Loan Mortgage
             Assoc. 5.22% due 12/08/99
             (Identified Cost
             $4,994,925).................  $  4,994,925
                                           ------------

            REPURCHASE AGREEMENT (3.7%)
  13,100    The Bank of New York
             5.375% due 12/01/99
             (dated 11/30/99; proceeds
             $13,102,243) (b)
             (Identified Cost
             $13,100,287)................    13,100,287
                                           ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost
            $18,095,212).................    18,095,212
                                           ------------


                                                 VALUE
----------------------------------------------------------
TOTAL INVESTMENTS
(Identified Cost $301,997,190)
(c)..............................    101.5%   $357,417,427

LIABILITIES IN EXCESS OF
OTHER ASSETS.....................      (1.5)    (5,291,900)
                                    -------   ------------

NET ASSETS.......................    100.0%   $352,125,527
                                    =======   ============

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)  Collateralized by $11,453,174 U.S. Treasury Bond
     7.875% due 02/15/21 valued at $13,361,163.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is
     $63,950,244 and the aggregate gross unrealized depreciation is $8,530,007, resulting in net unrealized appreciation of $55,420,237.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 1999 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $301,997,190)...........  $357,417,427
Receivable for:
    Investments sold......................     6,064,653
    Shares of beneficial interest sold....     1,054,367
    Dividends.............................       299,163
    Foreign withholding taxes reclaimed...        16,718
Prepaid expenses and other assets.........       129,316
                                            ------------
    TOTAL ASSETS..........................   364,981,644
                                            ------------
LIABILITIES:
Payable for:
    Investments purchased.................    11,844,993
    Shares of beneficial interest
     repurchased..........................       372,669
    Plan of distribution fee..............       298,278
    Investment management fee.............       259,287
Payable to bank...........................        38,068
Accrued expenses and other payables.......        42,822
                                            ------------
    TOTAL LIABILITIES.....................    12,856,117
                                            ------------
    NET ASSETS............................  $352,125,527
                                            ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...........................  $297,650,920
Net unrealized appreciation...............    55,420,237
Net investment loss.......................    (1,284,147)
Accumulated undistributed net realized
 gain.....................................       338,517
                                            ------------
    NET ASSETS............................  $352,125,527
                                            ============
CLASS A SHARES:
Net Assets................................    $9,869,948
Shares Outstanding (unlimited authorized,
 $.01 par value)..........................       811,971
    NET ASSET VALUE PER SHARE.............        $12.16
                                            ============
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net
     asset value).........................        $12.83
                                            ============
CLASS B SHARES:
                                            $322,639,874
Net Assets................................
Shares Outstanding (unlimited authorized,     26,811,166
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $12.03
                                            ============
CLASS C SHARES:
                                             $18,797,744
Net Assets................................
Shares Outstanding (unlimited authorized,      1,557,683
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $12.07
                                            ============
CLASS D SHARES:
                                                $817,961
Net Assets................................
Shares Outstanding (unlimited authorized,         67,066
 $.01 par value)..........................
    NET ASSET VALUE PER SHARE.............        $12.20
                                            ============

STATEMENT OF OPERATIONS
For the six months ended
November 30, 1999 (unaudited)
NET INVESTMENT LOSS:
INCOME
Dividends (net of $20,256 foreign
 withholding tax)........................  $  1,608,064
Interest.................................       293,026
                                           ------------

    TOTAL INCOME.........................     1,901,090
                                           ------------

EXPENSES
Plan of distribution fee (Class A
 shares).................................        11,254
Plan of distribution fee (Class B
 shares).................................     1,478,655
Plan of distribution fee (Class C
 shares).................................        64,599
Investment management fee................     1,370,758
Transfer agent fees and expenses.........       158,397
Registration fees........................        36,880
Professional fees........................        25,142
Custodian fees...........................        12,824
Shareholder reports and notices..........         9,625
Directors' fees and expenses.............         8,110
Offering costs...........................         7,533
Other....................................         1,460
                                           ------------

    TOTAL EXPENSES.......................     3,185,237
                                           ------------

    NET INVESTMENT LOSS..................    (1,284,147)
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss........................      (993,022)
Net change in unrealized appreciation....    12,122,149
                                           ------------

    NET GAIN.............................    11,129,127
                                           ------------

NET INCREASE.............................  $  9,844,980
                                           ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                                          FOR THE PERIOD
                                                       FOR THE SIX        JULY 29, 1998*
                                                       MONTHS ENDED          THROUGH
                                                      NOVEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.................................    $ (1,284,147)      $ (1,293,228)
Net realized gain (loss)............................        (993,022)         2,324,956
Net change in unrealized appreciation...............      12,122,149         43,298,088
                                                        ------------       ------------

    NET INCREASE....................................       9,844,980         44,329,816

Net increase from transactions in shares of
 beneficial interest................................      45,190,364        252,660,367
                                                        ------------       ------------

    NET INCREASE....................................      55,035,344        296,990,183
NET ASSETS:
Beginning of period.................................     297,090,183            100,000
                                                        ------------       ------------

    END OF PERIOD
    (Including a net investment loss of $1,284,147
    and $0, respectively)...........................    $352,125,527       $297,090,183
                                                        ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing at least 65% of its total assets in equity securities. The Fund was organized as a Massachusetts business trust on April 6, 1998 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on July 29, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price;
(2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Miller Anderson & Sherrerd, LLP (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1999 (unaudited) continued


having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $126,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and were fully amortized as of July 29, 1999.

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1999 (unaudited) continued


2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.85% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1999 (unaudited) continued


sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager, Distributor and Sub-Advisor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $13,242,726 at November 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $121, $348,625 and $9,189, respectively and received $23,359 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1999 aggregated $234,167,320 and $192,651,739, respectively.

MORGAN STANLEY DEAN WITTER EQUITY FUND

NOTES TO FINANCIAL STATEMENTS November 30, 1999 (unaudited) continued


Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                  FOR THE PERIOD
                                                                    FOR THE SIX                   JULY 29, 1998*
                                                                    MONTHS ENDED                      THROUGH
                                                                 NOVEMBER 30, 1999                 MAY 31, 1999
                                                              ------------------------       -------------------------
                                                                    (unaudited)
                                                                SHARES       AMOUNT            SHARES        AMOUNT
                                                              ----------   -----------       ----------   ------------
CLASS A SHARES
Sold........................................................     335,589   $ 3,960,044          986,023   $  9,815,933
Redeemed....................................................    (198,144)   (2,349,887)        (313,997)    (3,248,973)
                                                              ----------   -----------       ----------   ------------
Net increase - Class A......................................     137,445     1,610,157          672,026      6,566,960
                                                              ----------   -----------       ----------   ------------
CLASS B SHARES
Sold........................................................   5,534,342    64,993,484       26,743,761    266,671,820
Redeemed....................................................  (2,113,101)  (24,678,647)      (3,356,336)   (33,876,428)
                                                              ----------   -----------       ----------   ------------
Net increase - Class B......................................   3,421,241    40,314,837       23,387,425    232,795,392
                                                              ----------   -----------       ----------   ------------
CLASS C SHARES
Sold........................................................     431,812     5,097,740        1,753,484     17,458,304
Redeemed....................................................    (219,223)   (2,585,253)        (410,890)    (4,196,497)
                                                              ----------   -----------       ----------   ------------
Net increase - Class C......................................     212,589     2,512,487        1,342,594     13,261,807
                                                              ----------   -----------       ----------   ------------
CLASS D SHARES
Sold........................................................      61,322       753,833            3,326         36,208
Redeemed....................................................         (82)       (1,000)              --             --
                                                              ----------   -----------       ----------   ------------
Net increase - Class D......................................      61,240       752,883               --             --
                                                              ----------   -----------       ----------   ------------
Net increase in Fund........................................   3,832,515   $45,190,364       25,405,371   $252,660,367
                                                              ==========   ===========       ==========   ============

---------------------
* Commencement of operations.

MORGAN STANLEY DEAN WITTER EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a beneficial interest outstanding throughout each period:

                                                                                  FOR THE PERIOD
                                                                 FOR THE SIX      JULY 29, 1998*
                                                                MONTHS ENDED         THROUGH
                                                              NOVEMBER 30, 1999    MAY 31, 1999
------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS A SHARES ++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $11.76            $10.00
                                                                    ------            ------

Income from investment operations:
 Net investment income......................................            --              0.01
 Net realized and unrealized gain...........................          0.40              1.75
                                                                    ------            ------

Total income from investment operations.....................          0.40              1.76
                                                                    ------            ------

Net asset value, end of period..............................        $12.16            $11.76
                                                                    ======            ======

TOTAL RETURN+...............................................          3.40%(1)         17.60%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.25 %(2)(3       1.38%(2)(3)

Net investment income (loss)................................         (0.07)%(2)(3)       0.07%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................        $9,870            $7,933

Portfolio turnover rate.....................................            61%(1)            80%(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

                                                                                  FOR THE PERIOD
                                                                 FOR THE SIX      JULY 29, 1998*
                                                                MONTHS ENDED         THROUGH
                                                              NOVEMBER 30, 1999    MAY 31, 1999
-------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS B SHARES ++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $11.69            $10.00
                                                                    ------            ------

Income (loss) from investment operations:
 Net investment loss........................................         (0.05)            (0.07)
 Net realized and unrealized gain...........................          0.39              1.76
                                                                    ------            ------

Total income from investment operations.....................          0.34              1.69
                                                                    ------            ------

Net asset value, end of period..............................        $12.03            $11.69
                                                                    ======            ======

TOTAL RETURN+...............................................          2.91%(1)         16.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          2.01%(2)(3)       2.13%(2)(3)

Net investment loss.........................................         (0.83)%(2)(3)      (0.68)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $322,640          $273,345

Portfolio turnover rate.....................................            61%(1)            80%(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         JULY 28, 1998*
                                                              MONTHS ENDED         THROUGH
                                                              NOVEMBER 30, 1999   MAY 31, 1999
------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS C SHARES ++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $11.70            $10.00
                                                                    ------            ------

Income (loss) from investment operations:
 Net investment loss........................................         (0.03)            (0.04)
 Net realized and unrealized gain...........................          0.40              1.74
                                                                    ------            ------

Total income from investment operations.....................          0.37              1.70
                                                                    ------            ------

Net asset value, end of period..............................        $12.07            $11.70
                                                                    ======            ======

TOTAL RETURN+...............................................          3.07%(1)         17.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.76 %(2)(3       1.91%(2)(3)

Net investment loss.........................................         (0.58)%(2)(3)      (0.46)%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $18,798           $15,744

Portfolio turnover rate.....................................            61%(1)            80%(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EQUITY FUND

                                                                                  FOR THE PERIOD
                                                              FOR THE SIX         JULY 28, 1998*
                                                              MONTHS ENDED         THROUGH
                                                              NOVEMBER 30, 1999   MAY 31, 1999
------------------------------------------------------------------------------------------------
                                                                 (unaudited)
CLASS D SHARES ++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $11.79             $10.00
                                                                   ------             ------

Income from investment operations:
 Net investment income......................................         0.01               0.03
 Net realized and unrealized gain...........................         0.40               1.76
                                                                   ------             ------

Total income from investment operations.....................         0.41               1.79
                                                                   ------             ------

Net asset value, end of period..............................       $12.20             $11.79
                                                                   ======             ======

TOTAL RETURN+...............................................         3.48%             17.90%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................         1.01%(2)(3)        1.13%(2)(3)

Net investment income.......................................         0.17%(2)(3)        0.32%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................         $818                $69

Portfolio turnover rate.....................................           61%(1)             80%(1)

---------------------
 *   Commencement of operations.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
----------------------------------
Miller Anderson & Sherrerd, LLP
One Tower Bridge
West Conshohocken, PA 19428

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
EQUITY FUND


Semiannual Report
November 30, 1999